Business Combinations (Tables)	12 Months Ended
Jun. 30, 2023
Business Combinations [Abstract]
Schedule of Acquisition	Details of the acquisition are as follows:
Fair value
$

Cash and cash equivalents	422,331
Trade receivables	238,866
Other current assets	109,235
Equipment	104,074
Trade payables and accrued liabilities	(652,240)
Employee benefits	(49,537)
Other provisions	(180,356)
Deferred revenue	(150,016)

Net liabilities acquired	(157,643)
Goodwill	2,602,985
Customer relationships	158,000
Brand	87,000

Acquisition-date fair value of the total consideration transferred	2,690,342

Representing:
Advanced Health Intelligence Ltd shares issued to vendor	1,673,631
Loan between AHI and Wellteq settled on business combination	1,016,711
2,690,342
Fair value
$

Cash and cash equivalents	32
Trade receivables	2,616
Trade payables	(2,477)

Net assets acquired	171
Goodwill	607,176
In-process R&D Software	374,000

Acquisition-date fair value of the total consideration transferred	981,347

Representing:
Cash paid to vendor	144,419
Advanced Health Intelligence Ltd fully paid ordinary shares issued to vendor	180,000
Deferred cash payable to vendor	656,928
981,347

Schedule of Purchase Consideration - Cash Inflow/(Outflow)	These amounts have been calculated using the subsidiary’s results and adjusting them for differences in the accounting policies between the group and the subsidiary.
Purchase Consideration - cash inflow/(outflow)	2023
$

Cash paid	-
Cash acquired	422,331
Net inflow of cash – investing activities	422,331
Purchase Consideration - cash inflow/(outflow)	2023
$

Cash paid	(144,419)
Cash acquired	32
Net outflow of cash investing activities	(144,387)